Segment Information	6 Months Ended
Jun. 30, 2015
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 11: SEGMENT INFORMATION

The Company currently has two reportable segments from which it derives its revenues: Drybulk Vessel Operations and Logistics Business. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Drybulk Vessel Operations business consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and Forward Freight Agreements. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and push boats as well as upriver transport facilities in the Hidrovia region.
The Company measures segment performance based on net income attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month	Three Month	Three Month	Three Month	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014	2015	2014
Revenue	$53,583	$75,440	$66,256	$69,968	$119,839	$145,408
Administrative fee revenue from affiliates	3,882	3,502	—	—	3,882	3,502
Interest income/expense and finance cost, net	(21,103)	(21,075)	(6,735)	(7,446)	(27,838)	(28,521)
Depreciation and amortization	(20,888)	(19,847)	(6,591)	(5,981)	(27,479)	(25,828)
Equity in net earnings of affiliated companies	17,968	7,079	—	—	17,968	7,079
Net (loss)/income attributable to Navios Holdings common stockholders	(30,820)	(22,999)	6,007	(13,681)	(24,813)	(36,680)
Total assets	2,382,752	2,472,563	602,432	604,474	2,985,184	3,077,037
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(480)	(54,617)	(6,484)	(26,579)	(6,964)	(81,196)
Investments in affiliates	371,405	340,375	—	—	371,405	340,375
Cash and cash equivalents	108,346	116,049	72,020	116,386	180,366	232,435
Restricted cash	906	2,631	—	—	906	2,631
Long-term debt (including current and non-current portion)	$1,216,896	$1,249,218	$367,127	$375,494	$1,584,023	$1,624,712

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014	2015	2014
Revenue	$106,801	$152,033	$131,318	$115,566	$238,119	$267,599
Administrative fee revenue from affiliates	7,804	6,881	—	—	7,804	6,881
Interest income/expense and finance cost, net	(42,328)	(42,405)	(13,548)	(14,162)	(55,876)	(56,567)
Depreciation and amortization	(35,626)	(39,454)	(13,058)	(12,048)	(48,684)	(51,502)
Equity in net earnings of affiliated companies	31,880	29,497	—	—	31,880	29,497
Net (loss)/income attributable to Navios Holdings common stockholders	(58,025)	(20,833)	6,534	(13,794)	(51,491)	(34,627)
Total assets	2,382,752	2,472,563	602,432	604,474	2,985,184	3,077,037
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Capital expenditures	(2,276)	(89,300)	(8,926)	(38,740)	(11,202)	(128,040)
Investments in affiliates	371,405	340,375	—	—	371,405	340,375
Cash and cash equivalents	108,346	116,049	72,020	116,386	180,366	232,435
Restricted cash	906	2,631	—	—	906	2,631
Long-term debt (including current and non-current portion)	$1,216,896	$1,249,218	$367,127	$375,494	$1,584,023	$1,624,712